SCHEDULE OF CONTRACTUAL MATURITY FOR FINANCIAL LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	$ 22,114	$ 21,137
Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	12,735	13,605
Short term loan [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows		1,000
Bridge loans [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	453	902
Government grants [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	202	177
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	424	418
Convertible notes [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	8,295	3,651
Financial derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	5	1,384
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	21,764	20,800
Not later than one year [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	12,735	13,605
Not later than one year [member] | Short term loan [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows		1,000
Not later than one year [member] | Bridge loans [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	453	902
Not later than one year [member] | Government grants [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	202	177
Not later than one year [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	74	81
Not later than one year [member] | Convertible notes [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	8,295	3,651
Not later than one year [member] | Financial derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	5	1,384
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	74	74
Later than one year and not later than two years [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than one year and not later than two years [member] | Short term loan [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than one year and not later than two years [member] | Bridge loans [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than one year and not later than two years [member] | Government grants [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than one year and not later than two years [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	74	74
Later than one year and not later than two years [member] | Convertible notes [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than one year and not later than two years [member] | Financial derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	74	74
Later than two years and not later than three years [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than two years and not later than three years [member] | Short term loan [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than two years and not later than three years [member] | Bridge loans [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than two years and not later than three years [member] | Government grants [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than two years and not later than three years [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	74	74
Later than two years and not later than three years [member] | Convertible notes [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than two years and not later than three years [member] | Financial derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	74	74
Later than three years and not later than four years [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than three years and not later than four years [member] | Short term loan [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than three years and not later than four years [member] | Bridge loans [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than three years and not later than four years [member] | Government grants [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than three years and not later than four years [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	74	74
Later than three years and not later than four years [member] | Convertible notes [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than three years and not later than four years [member] | Financial derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	74	74
Later than four years and not later than five years [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than four years and not later than five years [member] | Short term loan [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than four years and not later than five years [member] | Bridge loans [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than four years and not later than five years [member] | Government grants [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than four years and not later than five years [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	74	74
Later than four years and not later than five years [member] | Convertible notes [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than four years and not later than five years [member] | Financial derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	54	41
Later than five years [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than five years [member] | Short term loan [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than five years [member] | Bridge loans [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than five years [member] | Government grants [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than five years [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	54	41
Later than five years [member] | Convertible notes [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than five years [member] | Financial derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows